BACKGROUND AND CRITICAL ACCOUNTING POLICIES - Exchange rates applied (Details)	12 Months Ended
	Dec. 31, 2017 ₫ / £ $ / £ ฿ / £ $ / £ RM / £ ₨ / £ Rp / £ $ / £ ¥ / £	Dec. 31, 2016 ₫ / £ $ / £ ฿ / £ $ / £ RM / £ ₨ / £ Rp / £ $ / £ ¥ / £	Dec. 31, 2015 ₫ / £ $ / £ ฿ / £ $ / £ RM / £ ₨ / £ Rp / £ $ / £ ¥ / £	Dec. 31, 2014 ₫ / £ $ / £ ฿ / £ $ / £ RM / £ ₨ / £ Rp / £ $ / £ ¥ / £
Hong Kong
Exchange rates
Opening / Closing rate	10.57	9.58	11.42	12.09
Average rate	10.04	10.52	11.85
Indonesia
Exchange rates
Opening / Closing rate | Rp / £	18,353.44	16,647.30	20,317.71	19,311.31
Average rate | Rp / £	17,249.38	18,026.11	20,476.93
Malaysia
Exchange rates
Opening / Closing rate | RM / £	5.47	5.54	6.33	5.45
Average rate | RM / £	5.54	5.61	5.97
Singapore
Exchange rates
Opening / Closing rate	1.81	1.79	2.09	2.07
Average rate	1.78	1.87	2.10
China
Exchange rates
Opening / Closing rate | ¥ / £	8.81	8.59	9.57	9.67
Average rate | ¥ / £	8.71	8.99	9.61
India
Exchange rates
Opening / Closing rate | ₨ / £	86.34	83.86	97.51	98.42
Average rate | ₨ / £	83.90	91.02	98.08
Vietnam
Exchange rates
Opening / Closing rate | ₫ / £	30,719.60	28,136.99	33,140.64	33,348.46
Average rate | ₫ / £	29,279.71	30,292.79	33,509.21
Thailand
Exchange rates
Opening / Closing rate | ฿ / £	44.09	44.25	53.04	51.30
Average rate | ฿ / £	43.71	47.80	52.38
US dollars
Exchange rates
Opening / Closing rate	1.35	1.24	1.47	1.56
Average rate	1.29	1.35	1.53